Changes in Fair Value of Assets Measured Using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	$ 38	$ 41	$ 66
Realized in earnings	0	0	2
Unrealized in other comprehensive income	0	0	1
Purchases	0	0	17
Sales	0	(3)	(45)
Settlements	(1)	0	0
Ending Balance	37	38	41
Private Placements/Venture Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	25	25	14
Realized in earnings	0	0	1
Unrealized in other comprehensive income	0	0	0
Purchases	0	0	17
Sales	0	0	(7)
Settlements	(1)	0	0
Ending Balance	24	25	25
Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	13	16	52
Realized in earnings	0	0	1
Unrealized in other comprehensive income	0	0	1
Purchases	0	0	0
Sales	0	(3)	(38)
Settlements	0	0	0
Ending Balance	$ 13	$ 13	$ 16